Term deposits - Current and non-current (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Term deposits
Non-current	$ 340	₨ 23,548	₨ 6,187
Current	$ 14,546	1,005,985	1,005,957
Total		1,029,533	1,012,144
Term deposits pledged with banks		₨ 1,010,328	₨ 831,660
Minimum
Term deposits
Maturity of term deposits	1 day
Maximum
Term deposits
Maturity of term deposits	3 years